FIXED ASSETS - Schedule of Fixed Assets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Furniture and fixtures	$ 873,196
Capitalized equipment leases	241,936
Fixed assets, gross	1,115,132
Less accumulated depreciation and amortization	(556,228)
Fixed assets, net	$ 558,904	$ 617,267	$ 662,184
Fixed Assets
Furniture and fixtures		873,196	716,457
Capitalized equipment leases		241,936	209,539
Fixed assets, gross		1,115,132	925,996
Less accumulated depreciation and amortization		(497,865)	(263,812)
Fixed assets, net		$ 617,267	$ 662,184